COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
NOTE 16. COMMITMENTS

The Company leases office premises and a coal yard under the non-cancelable operating lease agreements that expire at December 31, 2022, with an option to renew the lease. Future minimum lease payments under non-cancelable operating leases as of December 31, 2018 were as follows:

Lease commitments
Year ending December 31,
-2019	$105,004
-2020	118,021
-2021	118,021
-2022	43,711
-2023 and thereafter	-
Total	$384,757

For the years ended December 31, 2018, 2017 and 2016, rental expenses under operating leases were $59,414, $70,586 and $19,694, respectively.